Income Taxes (Tables)	12 Months Ended
Feb. 24, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes on income before income tax expense (benefit) consists of:

Provision for Income Tax Expense (Benefit)	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Current income tax expense (benefit):
Federal	$1.3	$—	$(30.4)
State and local	0.8	1.0	1.9
Foreign	14.9	10.0	12.9
	17.0	11.0	(15.6)
Deferred income tax expense (benefit):
Federal	(2.3)	(14.0)	13.7
State and local	1.4	(1.3)	(1.1)
Foreign	0.2	1.9	2.8
	(0.7)	(13.4)	15.4
Income tax expense (benefit)	$16.3	$(2.4)	$(0.2)

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income taxes were based on the following sources of income (loss) before income tax expense (benefit):

Source of Income (Loss) Before Income Tax Expense (Benefit)	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Domestic	$2.1	$(38.0)	$(10.1)
Foreign	49.5	39.6	36.0
	$51.6	$1.6	$25.9

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The total income tax expense (benefit) recognized is reconciled to that computed by applying the U.S. federal statutory tax rate of 21.0%, as follows:

Income Tax Provision Reconciliation	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Tax expense at the U.S. federal statutory rate	$10.8	$0.3	$5.4
State and local income taxes, net of federal tax effect	2.0	(0.2)	0.6
Foreign operations, less applicable foreign tax credits (1)	4.0	3.1	5.4
Impact of the CARES Act (2)	—	—	(11.7)
Contingent consideration (3)	0.9	—	—
Valuation allowance provisions and adjustments (4)	1.0	(2.7)	0.4
Goodwill impairment charge (5)	—	—	3.4
COLI income (6)	(0.4)	(1.3)	(2.7)
Impact of change to non-U.S. federal statutory tax rates (7)	(0.1)	(0.3)	0.4
Officer compensation limitation	1.0	1.3	1.9
Research tax credit	(2.9)	(2.4)	(3.0)
Other U.S. domestic tax credits	(0.3)	(0.7)	(0.3)
Stock compensation	0.4	0.3	0.1
Other	(0.1)	0.2	(0.1)
Total income tax expense (benefit) recognized	$16.3	$(2.4)	$(0.2)
________________________
(1)The foreign operations, less applicable foreign tax credits, amounts include the rate differential between local statutory rates and the U.S. rate on foreign operations.
(2)In Q1 2021, the U.S. government enacted the Coronavirus Aid, Relief and Economic Security Act (the "CARES Act"), which enabled companies to carry back tax losses to years prior to the enactment of the Tax Cuts and Jobs Act when the federal statutory income tax rate was 35%.
(3)In 2023, we recorded an increase in the fair value of the contingent consideration liability related to the acquisition of Viccarbe which is non-deductible for tax purposes.
(4)The valuation allowance provisions and adjustments are based on current year activity, which are further detailed below.
(5)We recorded a goodwill impairment charge related to our Orangebox U.K. reporting unit which is non-deductible for tax purposes.
(6)The increase in the cash surrender value of COLI policies, net of normal insurance expenses, plus maturity benefits are non-taxable.
(7)Changes to the statutory tax rates, primarily in the U.K. and France, resulted in the revaluation of certain deferred tax assets in those jurisdictions.
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The significant components of deferred income taxes are as follows:

Deferred Income Taxes	February 24, 2023	February 25, 2022
Deferred income tax assets:
Employee benefit plan obligations and deferred compensation	$52.5	$51.6
Operating lease obligations	55.0	58.4
Foreign and domestic net operating loss carryforwards	35.8	40.2
Reserves and accruals	18.0	16.1
Tax credit carryforwards	17.9	26.2
Other, net	14.4	14.7
Total deferred income tax assets	193.6	207.2
Valuation allowances	(4.3)	(3.7)
Net deferred income tax assets	189.3	203.5
Deferred income tax liabilities:
Right-of-use operating lease assets	50.9	54.1
Property, plant and equipment	28.9	26.5
Intangible assets	0.2	11.7
Total deferred income tax liabilities	80.0	92.3
Net deferred income taxes	$109.3	$111.2
Net deferred income taxes is comprised of the following components:
Deferred income tax assets—non-current	117.3	121.2
Deferred income tax liabilities—non-current	8.0	10.0

Schedule of Current Taxes Payable or Refundable [Table Text Block]
Income taxes currently payable or receivable are reported on the Consolidated Balance Sheets as follows:

Income Taxes	February 24, 2023	February 25, 2022
Other current assets:
Income taxes receivable	$5.3	$41.7
Accrued expenses:
Income taxes payable	$4.8	$7.6

Summary of Operating Loss Carryforwards [Table Text Block]
Operating loss and tax credit carryforwards expire as follows:

Fiscal Year Ending February	Net Operating Loss Carryforwards (Gross)			Net Operating Loss Carryforwards (Tax Effected)				Tax Credit Carryforwards
	Federal	State	International	Federal	State	International	Total
2024	$—	$—	$—	$—	$—	$—	$—	$—
2025-2043	0.8	45.8	3.0	0.2	2.6	0.7	3.5	17.9
No expiration	—	6.8	128.9	—	0.4	32.6	33.0	—
	$0.8	$52.6	$131.9	0.2	3.0	33.3	36.5	17.9
Valuation allowances				—	—	(3.1)	(3.1)	—
Net benefit				$0.2	$3.0	$30.2	$33.4	$17.9

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Balance as of beginning of period	$2.1	$2.3	$2.0
Gross decreases—tax positions in prior period	—	—	—
Currency translation adjustment	(0.1)	(0.2)	0.3
Balance as of end of period	$2.0	$2.1	$2.3